Portfolio of Investments (unaudited)
As of July 31, 2022
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS—123.8%
AUSTRALIA—4.1%
Diversified REITs—2.3%
Charter Hall Group	287,056	$ 2,594,153
Mirvac Group	3,296,363	4,993,944
Stockland	1,103,194	2,989,310
		10,577,407
Industrial REITs—0.6%
Goodman Group	207,916	3,042,863
Office REITs—1.2%
Dexus	818,231	5,498,516
Total Australia		19,118,786
BELGIUM—2.6%
Health Care REITs—1.8%
Aedifica SA	51,153	5,310,980
Cofinimmo SA	28,985	3,261,942
		8,572,922
Industrial REITs—0.8%
Montea NV	11,922	1,205,642
Warehouses De Pauw CVA	72,107	2,451,220
		3,656,862
Total Belgium		12,229,784
CANADA—4.0%
Office REITs—0.9%
Allied Properties Real Estate Investment Trust	151,379	4,039,374
Residential REITs—0.6%
Canadian Apartment Properties	81,419	3,084,328
Retail REITs—2.5%
SmartCentres Real Estate Investment Trust	507,815	11,587,485
Total Canada		18,711,187
CHINA—2.4%
Real Estate Development—2.4%
China Overseas Land & Investment Ltd.	1,947,000	5,380,377
China Resources Land Ltd.	1,449,465	6,053,370
		11,433,747
FINLAND—0.6%
Real Estate Operating Companies—0.6%
Kojamo Oyj	145,616	2,597,696
FRANCE—1.5%
Office REITs—0.9%
Covivio	20,217	1,278,595
Gecina SA	29,074	2,980,974
		4,259,569
Retail REITs—0.6%
Unibail-Rodamco-Westfield (a)	47,273	2,684,385
Total France		6,943,954
GERMANY—3.2%
Real Estate Development—0.8%
Instone Real Estate Group SE(b)	346,265	3,793,694
Real Estate Operating Companies—2.4%
TAG Immobilien AG	283,121	3,135,357
Vonovia SE	242,658	8,085,314
		11,220,671
Total Germany		15,014,365
	Shares	Value

HONG KONG—2.5%
Diversified Real Estate Activities—0.4%
Sun Hung Kai Properties Ltd.	176,500	$ 2,106,903
Real Estate Development—1.3%
CK Asset Holdings Ltd.	829,500	5,872,634
Retail REITs—0.8%
Link REIT	439,500	3,680,518
Total Hong Kong		11,660,055
JAPAN—12.4%
Diversified Real Estate Activities—5.0%
Mitsubishi Estate Co., Ltd.	591,300	8,781,755
Mitsui Fudosan Co. Ltd.	480,800	10,745,598
Tokyu Fudosan Holdings Corp.	741,000	4,015,441
		23,542,794
Diversified REITs—1.4%
Canadian Solar Infrastructure Fund, Inc., UNIT	7,096	6,479,276
Hotel & Resort REITs—0.7%
Japan Hotel REIT Investment Corp.	5,863	3,042,633
Industrial REITs—1.5%
GLP J-REIT	2,839	3,733,722
LaSalle Logiport REIT	1,615	2,128,446
Mitsubishi Estate Logistics REIT Investment Corp.	391	1,401,778
		7,263,946
Office REITs—2.8%
Mori Hills REIT Investment Corp.	4,415	5,073,826
Nippon Building Fund, Inc.	913	4,843,234
Orix JREIT, Inc.	2,130	3,055,838
		12,972,898
Residential REITs—0.5%
Comforia Residential REIT, Inc.	872	2,202,477
Retail REITs—0.5%
Kenedix Retail REIT Corp.	1,174	2,516,784
Total Japan		58,020,808
MEXICO—1.6%
Industrial REITs—0.9%
PLA Administradora Industrial S de RL de CV	1,277,563	1,830,596
Prologis Property Mexico SA de CV	826,224	2,313,857
		4,144,453
Real Estate Operating Companies—0.7%
Corp Inmobiliaria Vesta SAB de CV	1,661,533	3,255,335
Total Mexico		7,399,788
NETHERLANDS—1.3%
Real Estate Operating Companies—1.3%
CTP NV(b)	483,144	6,213,109
SINGAPORE—4.4%
Industrial REITs—1.2%
Daiwa House Logistics Trust(a)	10,717,600	5,547,332
Real Estate Operating Companies—2.1%
Ascendas India Trust, UNIT	4,333,000	3,645,721
Capitaland Investment Ltd.	2,234,500	6,357,885
		10,003,606

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2022
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS (continued)
SINGAPORE (continued)
Retail REITs—1.1%
CapitaLand Integrated Commercial Trust	1,851,400	$ 2,924,693
Lendlease Global Commercial REIT	3,357,300	2,032,345
		4,957,038
Total Singapore		20,507,976
SOUTH KOREA—0.8%
Industrial REITs—0.8%
ESR Kendall Square REIT Co. Ltd.	1,000,680	3,995,132
SPAIN—0.3%
Office REITs—0.3%
Inmobiliaria Colonial Socimi SA	248,625	1,647,258
SWEDEN—1.3%
Real Estate Operating Companies—1.3%
Castellum AB	130,852	2,097,823
Catena AB	84,241	3,860,215
		5,958,038
UNITED KINGDOM—8.4%
Diversified REITs—2.3%
Land Securities Group PLC	1,218,219	10,886,040
Health Care REITs—0.7%
Assura PLC	4,076,987	3,416,718
Industrial REITs—2.8%
LondonMetric Property PLC	622,005	1,896,724
Segro PLC	858,113	11,479,818
		13,376,542
Residential REITs—0.9%
UNITE Group PLC	294,427	4,197,733
Specialized REITs—1.7%
Safestore Holdings PLC	561,316	7,816,105
Total United Kingdom		39,693,138
UNITED STATES—72.4%
Health Care REITs—7.4%
Omega Healthcare Investors, Inc.(c)	252,981	7,842,411
Ventas, Inc.(c)	170,712	9,180,891
Welltower, Inc.(c)	205,985	17,784,745
		34,808,047
Hotel & Resort REITs—2.5%
DiamondRock Hospitality Co.(a)(c)	224,781	2,085,968
Host Hotels & Resorts, Inc.(c)	551,334	9,819,258
		11,905,226
Industrial REITs—11.7%
Americold Realty Trust, Inc.	199,748	6,541,747
Duke Realty Corp.(c)	189,699	11,867,569
Prologis, Inc.(c)	275,609	36,534,729
		54,944,045
Mortgage REITs—0.7%
Blackstone Mortgage Trust, Inc., Class A	113,240	3,507,043
	Shares	Value

Office REITs—2.3%
Boston Properties, Inc.(c)	62,305	$ 5,679,724
Highwoods Properties, Inc.(c)	83,924	2,985,177
Kilroy Realty Corp.	42,190	2,285,854
		10,950,755
Residential REITs—18.0%
American Homes 4 Rent, Class A(c)	93,894	3,556,705
AvalonBay Communities, Inc.(c)	77,861	16,657,582
Camden Property Trust	71,336	10,065,510
Equity LifeStyle Properties, Inc.(c)	170,984	12,570,744
Equity Residential(c)	152,424	11,948,517
Invitation Homes, Inc.(c)	298,303	11,642,766
Mid-America Apartment Communities, Inc.	49,371	9,169,676
Sun Communities, Inc.(c)	53,874	8,833,181
		84,444,681
Retail REITs—11.0%
Brixmor Property Group, Inc.(c)	196,405	4,552,668
Kimco Realty Corp.(c)	179,990	3,979,579
National Retail Properties, Inc.	153,631	7,314,372
Realty Income Corp.(c)	245,065	18,132,359
Simon Property Group, Inc.(c)	42,342	4,600,035
SITE Centers Corp.(c)	423,091	6,181,360
Spirit Realty Capital, Inc.	151,806	6,731,078
		51,491,451
Specialized REITs—18.8%
American Tower Corp.(c)	28,118	7,615,198
Digital Realty Trust, Inc.(c)	63,438	8,402,363
Equinix, Inc.(c)	23,704	16,681,453
Extra Space Storage, Inc.(c)	48,653	9,220,717
Gaming and Leisure Properties, Inc., REIT(c)	183,436	9,536,838
Public Storage(c)	63,447	20,709,735
SBA Communications Corp.(c)	12,150	4,079,848
VICI Properties, Inc.(c)	346,650	11,851,963
		88,098,115
Total United States		340,149,363
Total Common Stocks		581,294,184
Total Investments (Cost $539,743,848)—123.8%		581,294,184
Liabilities in Excess of Other Assets—(23.8%)		(111,574,929)
Net Assets—100.0%		$ 469,719,255

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	All or a portion of the security has been designated as collateral for the line of credit.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2022 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.
Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
3